Income Tax Note: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$--	$--